CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Details) - CNY (¥)	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Assets
Cash and cash equivalents	¥ 3,161,657,934	¥ 1,190,360,385	¥ 233,138,588	¥ 260,081,796
Total assets	19,354,717,165	18,215,865,490
Liabilities and shareholders' equity
Other operating liabilities	251,485,755	223,737,268
Total liabilities	16,309,161,785	16,384,616,698
Ordinary shares (3,800,000,000 shares authorized, 1 share with HKD0.0001 as par value and 1,371,643,240 shares with USD0.0001 as par value issued as of December 31, 2017 and December 31, 2018, respectively)	916,743	0
Additional paid-in capital	921,703,448	569,125,240
Retained earnings	2,127,501,707	1,266,592,996
Accumulated other comprehensive losses	(4,566,518)	(4,469,444)
Total shareholders' equity	3,045,555,380	1,831,248,792	¥ 1,118,686,418	¥ 1,078,703,169
Total liabilities and shareholders' equity	19,354,717,165	18,215,865,490
Parent Company
Assets
Cash and cash equivalents	319,807,618	¥ 0
Investments in subsidiaries	392,559,403
Total assets	712,367,021
Liabilities and shareholders' equity
Other operating liabilities	8,158,984
Total liabilities	8,158,984
Ordinary shares (3,800,000,000 shares authorized, 1 share with HKD0.0001 as par value and 1,371,643,240 shares with USD0.0001 as par value issued as of December 31, 2017 and December 31, 2018, respectively)	916,743
Additional paid-in capital	705,422,445
Retained earnings	(5,672)
Accumulated other comprehensive losses	(2,125,479)
Total shareholders' equity	704,208,037
Total liabilities and shareholders' equity	¥ 712,367,021